INCOME TAX BENEFIT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	25.00%	4.30%	0.00%
Less: valuation allowance	$ (35,126)	$ (22,471)
Bailiwick of Jersey and the Cayman Islands
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	0.00%
UNITED KINGDOM
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	25.00%